SUBSIDIARY GUARANTORS OF THE NOTES - Additional Information (Detail) (Subsidiary Guarantor [Member])	Dec. 29, 2012
Subsidiary Guarantor [Member]
Parent Company Only Financial Information [Line Items]
Minority Interest Percentage	100.00%